SIGNIFICANT ACCOUNTING POLICIES (Details)	12 Months Ended
	Dec. 31, 2022 USD ($) vote segment $ / shares Rate shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 09, 2022 USD ($) shares	May 25, 2022 USD ($) shares
Property, Plant and Equipment [Line Items]
Preferred Stock, Value, Issued	$ 1,245,000,000	$ 806,000,000
Observable Tenor, In Years	30 years
Future Policy Benefits, Net Premium Ratio | Rate	100.00%
Shareholders' Share Of Profit, First Condition, Percentage Of Profit On Participating Business | Rate	10.00%
Shareholders' Share Of Profit, Second Condition, Cents Per Thousand Dollars Of The Face Amount Of Participating Life Insurance In-Force	$ 0.50
Likelihood Of Tax Being Realised Upon Ultimate Settlement, Percentage | Rate	5000.00%
Number of Reportable Segments | segment	3
Earnings Per Share, Diluted | $ / shares			$ 83.88
Basic net income (loss) per class C share (in USD per share) | $ / shares	$ 13.75	$ (4.92)	$ 83.88
Weighted average shares - Class C shares (in shares) | shares	30,919,577	19,903,823	85,000
Cumulative Effect, Period of Adoption, Adjustment
Property, Plant and Equipment [Line Items]
Change in accounting policy			$ (136,000,000)
Distributor Relationships
Property, Plant and Equipment [Line Items]
Finite-Lived Intangible Asset, Useful Life	19 years
Trade Names
Property, Plant and Equipment [Line Items]
Finite-Lived Intangible Asset, Useful Life	10 years
Minimum
Property, Plant and Equipment [Line Items]
Investment Real Estate, Useful Live	15 years
Property, Plant and Equipment, Useful Life	3 years
Maximum
Property, Plant and Equipment [Line Items]
Investment Real Estate, Useful Live	50 years
Property, Plant and Equipment, Useful Life	30 years
Class A exchangeable shares
Property, Plant and Equipment [Line Items]
Exchangeable Share Ratio	1
Number of Votes | vote	1
Class B shares
Property, Plant and Equipment [Line Items]
Number of Votes | vote	1
Preferred Class A
Property, Plant and Equipment [Line Items]
Preferred Stock, Shares Issued | shares				2,108,733	98,351,547
Preferred Stock, Value, Issued				$ 53,000,000	$ 2,500,000,000
Preferred Stock, Convertible, Conversion Price | $ / shares	$ 25
Debt Conversion, Converted Instrument, Rate | Rate	4.50%
Accumulated Other Comprehensive Income (Loss) | Brookfield Corporation | Cumulative Effect, Period of Adoption, Adjustment
Property, Plant and Equipment [Line Items]
Change in accounting policy			(135,000,000)
Retained Earnings | Brookfield Corporation | Cumulative Effect, Period of Adoption, Adjustment
Property, Plant and Equipment [Line Items]
Change in accounting policy			$ (1,000,000)